Apr. 28, 2021
Principal Exchange-Traded Funds | Principal International Adaptive Multi-Factor ETF
PRINCIPAL INTERNATIONAL ADAPTIVE MULTI-FACTOR ETF
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.24%
Other Expenses	—%
Total Annual Fund Operating Expenses (1)	0.24%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Principal International Adaptive Multi-Factor ETF	$25	$77

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This is a new fund and does not have a portfolio turnover rate to disclose.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 40% of its net assets, plus any borrowings for investment purposes, in securities of foreign companies. The fund invests in securities regardless of market capitalization size (small, medium or large)..
For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model. The model is designed to identify and rank equity securities in the MSCI World Ex-U.S. Index (the "Index") that correspond to factor categories including the following:
•Value companies - securities with low prices relative to their fundamental value, measured by such metrics as earnings yield, free cash flow yield, and sales yield.
•Higher quality companies – securities ranked based on metrics such as return on equity, sales growth, earnings growth, and balance sheet measures of quality (such as lower debt and accruals).
•Higher momentum companies - securities ranked by evaluating recent performance.
•Lower volatility companies – identified using the last 12-month standard deviation of returns (in other words, how much such returns vary).
The model incorporates a proprietary rules-based methodology that identifies the current market risk regime as “lower,” “higher and increasing,” or “higher and decreasing” and then weights securities within and among the factor categories based on the prevailing market regime. During "higher and decreasing" market risk environments, the model is expected to correspond more closely to the weights used in the Index itself; however, in other regimes, the model’s selection and weighting is expected to differ from the Index in an effort to outperform the Index returns after fees and expenses. In "lower" risk environments, the model is expected to allocate more to value, quality, and momentum stocks, while de-emphasizing lower volatility stocks, whereas in "higher and increasing" risk environments the model is expected to allocate more to lower volatility stocks, as well as quality and momentum stocks, while de-emphasizing value stocks. For certain securities, the model assigns weights equal to that of the Index in all risk regimes.
PGI expects to review the risk environment weekly. In circumstances where the risk environment does not change, the Fund's holdings are expected to be rebalanced semi-annually. Fund holdings will be rebalanced more frequently in the event of market risk regime shifts, which will result in increased portfolio turnover. PGI expects to review the model and risk environment regularly, and adjustments to the model and Fund holdings may be made at PGI's discretion. The Fund actively trades portfolio securities.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Momentum Style Risk. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. Momentum securities may be more volatile than a broad cross-section of securities or the overall stock market. The Fund may experience losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when momentum style is out of favor, during which the investment performance of the Fund may suffer to the extent it employs momentum style methodology.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Performance
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the MSCI World Ex-U.S. Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.
Principal Exchange-Traded Funds | Principal U.S. Large-Cap Adaptive Multi-Factor ETF
PRINCIPAL U.S. LARGE-CAP ADAPTIVE MULTI-FACTOR ETF
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.15%
Other Expenses	—%
Total Annual Fund Operating Expenses (1)	0.15%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Principal U.S. Large-Cap Adaptive Multi-Factor ETF	$15	$48

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This is a new fund and does not have a portfolio turnover rate to disclose.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those within the market capitalization range of the companies in the S&P 500 Index, which as of December 31, 2020, was between approximately $3.2 billion and $2.3 trillion. The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model. The model is designed to identify and rank equity securities in the S&P 500 Index (the "Index") that correspond to factor categories including the following:
•Value companies - securities with low prices relative to their fundamental value, measured by such metrics as earnings yield, free cash flow yield, and sales yield.
•Higher quality companies – securities ranked based on metrics such as return on equity, sales growth, earnings growth, and balance sheet measures of quality (such as lower debt and accruals).
•Higher momentum companies - securities ranked by evaluating recent performance.
•Lower volatility companies – identified using the last 12-month standard deviation of returns (in other words, how much such returns vary).
The model incorporates a proprietary rules-based methodology that identifies the current market risk regime as “lower,” “higher and increasing,” or “higher and decreasing” and then weights securities within and among the factor categories based on the prevailing market regime. During "higher and decreasing" market risk environments, the model is expected to correspond more closely to the weights used in the Index itself; however, in other regimes, the model’s selection and weighting is expected to differ from the Index in an effort to outperform the Index returns after fees and expenses. In "lower" risk environments, the model is expected to allocate more to value, quality, and momentum stocks, while de-emphasizing lower volatility stocks, whereas in "higher and increasing" risk environments the model is expected to allocate more to lower volatility stocks, as well as quality and momentum stocks, while de-emphasizing value stocks. For certain securities, the model assigns weights equal to that of the Index in all risk regimes.
PGI expects to review the risk environment weekly. In circumstances where the risk environment does not change, the Fund's holdings are expected to be rebalanced semi-annually. Fund holdings will be rebalanced more frequently in the event of market risk regime shifts, which will result in increased portfolio turnover. PGI expects to review the model and risk environment regularly, and adjustments to the model and Fund holdings may be made at PGI's discretion. The Fund actively trades portfolio securities.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Momentum Style Risk. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. Momentum securities may be more volatile than a broad cross-section of securities or the overall stock market. The Fund may experience losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when momentum style is out of favor, during which the investment performance of the Fund may suffer to the extent it employs momentum style methodology.
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.
Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Performance
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the S&P 500 Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.
Principal Exchange-Traded Funds | Principal U.S. Small-Cap Adaptive Multi-Factor ETF
PRINCIPAL U.S. SMALL-CAP ADAPTIVE MULTI-FACTOR ETF
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.19%
Other Expenses	—%
Total Annual Fund Operating Expenses (1)	0.19%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Principal U.S. Small-Cap Adaptive Multi-Factor ETF	$19	$61

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This is a new fund and does not have a portfolio turnover rate to disclose.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those within the market capitalization range of the companies in the S&P 600 Index, which as of December 31, 2020, was between approximately $146.6 million and $6.3 billion.
For security selection and portfolio construction, Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model. The model is designed to identify and rank equity securities in the S&P 600 Index (the "Index") that correspond to factor categories including the following:
•Value companies - securities with low prices relative to their fundamental value, measured by such metrics as earnings yield, free cash flow yield, and sales yield.
•Higher quality companies – securities ranked based on metrics such as return on equity, sales growth, earnings growth, and balance sheet measures of quality (such as lower debt and accruals).
•Higher momentum companies - securities ranked by evaluating recent performance.
•Lower volatility companies – identified using the last 12-month standard deviation of returns (in other words, how much such returns vary).
The model incorporates a proprietary rules-based methodology that identifies the current market risk regime as “lower,” “higher and increasing,” or “higher and decreasing” and then weights securities within and among the factor categories based on the prevailing market regime. During "higher and decreasing" market risk environments, the model is expected to correspond more closely to the weights used in the Index itself; however, in other regimes, the model’s selection and weighting is expected to differ from the Index in an effort to outperform the Index returns after fees and expenses. In "lower" risk environments, the model is expected to allocate more to value, quality, and momentum stocks, while de-emphasizing lower volatility stocks, whereas in "higher and increasing" risk environments the model is expected to allocate more to lower volatility stocks, as well as quality and momentum stocks, while de-emphasizing value stocks. For certain securities, the model assigns weights equal to that of the Index in all risk regimes.
PGI expects to review the risk environment weekly. In circumstances where the risk environment does not change, the Fund's holdings are expected to be rebalanced semi-annually. Fund holdings will be rebalanced more frequently in the event of market risk regime shifts, which will result in increased portfolio turnover. PGI expects to review the model and risk environment regularly, and adjustments to the model and Fund holdings may be made at PGI's discretion. The Fund actively trades portfolio securities.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund are listed below in alphabetical order and not in order of significance.
Equity Securities Risk. A variety of factors can negatively impact the value of equity securities held by a fund, including a decline in the issuer’s financial condition, unfavorable performance of the issuer's sector or industry, or changes in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.
•Growth Style Risk. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
•Smaller Companies Risk. Investments in smaller companies may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may have limited product lines, markets or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. Their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than securities of larger companies.
•Value Style Risk. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by a fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.
Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption to the activities of market makers, authorized participants, or other participants and in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Model Risk. Because PGI uses quantitative models to select and hold securities, the Fund may hold securities that present risks that an investment advisor researching individual securities might seek to avoid. Moreover, models may be predictive in nature and depend heavily on the accuracy and reliability of historical data that is supplied by others and may be incorrect or incorrectly input. The Fund bears the risk that the quantitative models used will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.
Momentum Style Risk. Momentum can turn quickly, and stocks that previously exhibited high momentum may not experience continued positive momentum. Momentum securities may be more volatile than a broad cross-section of securities or the overall stock market. The Fund may experience losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when momentum style is out of favor, during which the investment performance of the Fund may suffer to the extent it employs momentum style methodology.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance, and increased brokerage costs.Redemption and Large Transaction Risk. Ownership of the fund's shares may be concentrated in one or a few large investors (such as funds of funds, institutional investors, and asset allocation programs) that may redeem or purchase shares in large quantities. These transactions may cause the fund to sell securities to meet redemptions or to invest additional cash at times it would not otherwise do so, which may result in increased transaction costs, increased expenses, changes to expense ratios, and adverse effects to fund performance. Such transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains.
Performance
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance is benchmarked against the S&P 600 Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principaletfs.com.